Earn-in option agreements: (Details) $ in Thousands, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Earn-in option agreements
Investment in Project Sponsor	$ 7,701		$ 7,727	$ 14,438
Investment in Project Sponsor	1,802		$ 1,196
Ivory Coast Project
Earn-in option agreements
Investment in Project Sponsor	$ 5,719
Cumulative Earn-In Expenditures		$ 15.7
Ownership percentage of project entity	30.00%	30.00%
Expenditures Required to Achieve Maximum Ownership Interest		$ 25.0
Maximum Potential Ownership	60.00%	60.00%
South Voisey's Bay
Earn-in option agreements
Investment in Project Sponsor	$ 1,325
Cumulative Earn-In Expenditures		$ 3.1
Ownership percentage of project entity	0.00%	0.00%
Expenditures Required to Achieve Maximum Ownership Interest		$ 7.7
Maximum Potential Ownership	65.00%	65.00%
Earn-in expenditures to achieve initial interest		$ 7.7
Initial interest (in percent)	65.00%	65.00%
Hog Heaven
Earn-in option agreements
Investment in Project Sponsor	$ 1,280
Cumulative Earn-In Expenditures	$ 1,900
Ownership percentage of project entity	0.00%	0.00%
Expenditures Required to Achieve Maximum Ownership Interest	$ 44,500
Maximum Potential Ownership	75.00%	75.00%
Earn-in expenditures to achieve initial interest	$ 19,500
Initial interest (in percent)	51.00%	51.00%
Perseverance
Earn-in option agreements
Investment in Project Sponsor	$ 383
Cumulative Earn-In Expenditures		$ 3.4
Ownership percentage of project entity	25.00%	25.00%
Expenditures Required to Achieve Maximum Ownership Interest		$ 17.5
Maximum Potential Ownership	80.00%	80.00%